Loans, allowance for loan losses and credit quality (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	SFr 253,186	SFr 250,508	SFr 228,557
Value of collateral	228,134	225,619
Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	250,716	248,182
Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,470	2,326
Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,092	1,220
Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	217	96
Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	116	99
Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,045	911
Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	193,006	186,633
Value of collateral	178,649	174,338
Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	58,462	62,640
Value of collateral	48,422	50,631
Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,718	1,235
Value of collateral	1,063	650
Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	108,331	107,582	96,087
Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106,911	106,231
Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,420	1,351
Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	622	809
Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	157	21
Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	72	43
Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	569	478
Corporate and institutional | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	65,664	65,130
Corporate and institutional | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41,561	41,737
Corporate and institutional | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,106	715
Real estate
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,678	28,175
Real estate | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,595	28,084
Real estate | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	83	91
Real estate | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24	24
Real estate | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	1
Real estate | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	4
Real estate | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	55	62
Real estate | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19,454	20,883
Real estate | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,126	7,224
Real estate | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	98	68
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	66,219	63,376
Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	65,129	62,305
Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,090	1,071
Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	507	719
Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	109	20
Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	69	39
Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	405	293
Commercial and industrial loans | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	32,995	31,362
Commercial and industrial loans | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	32,365	31,473
Commercial and industrial loans | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	859	541
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15,505	14,623
Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15,259	14,459
Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	246	164
Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	90	41
Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	45	0
Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	0
Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	109	123
Financial institutions | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,391	11,893
Financial institutions | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,965	2,624
Financial institutions | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	149	106
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	929	1,408
Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	928	1,383
Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	25
Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	25
Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	824	992
Governments and public institutions | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	105	416
Governments and public institutions | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	144,855	142,926	132,470
Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	143,805	141,951
Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,050	975
Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	470	411
Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	60	75
Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	44	56
Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	476	433
Consumer | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	127,342	121,503
Consumer | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16,901	20,903
Consumer | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	612	520
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	103,164	98,802
Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	102,895	98,519
Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	269	283
Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	80	99
Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17	14
Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10	9
Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	162	161
Mortgages | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	89,966	82,360
Mortgages | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,950	16,249
Mortgages | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	248	193
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	37,946	39,818
Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	37,589	39,648
Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	357	170
Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	214	81
Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7	1
Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	1
Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	135	87
Loans collateralized by securities | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	36,129	37,426
Loans collateralized by securities | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,679	2,306
Loans collateralized by securities | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	138	86
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,745	4,306
Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,321	3,784
Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	424	522
Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	176	231
Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	36	60
Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33	46
Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	179	185
Consumer finance | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,247	1,717
Consumer finance | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,272	2,348
Consumer finance | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	226	241
Bank
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	235,019	233,778	212,540
Value of collateral	208,626	206,303
Bank | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	232,856	231,914
Bank | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,163	1,864
Bank | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,025	1,049
Bank | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	183	37
Bank | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	98	73
Bank | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	857	705
Bank | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	184,008	179,801
Value of collateral	166,086	162,598
Bank | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	49,542	52,992
Value of collateral	41,583	43,141
Bank | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,469	985
Value of collateral	957	564
Bank | Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	107,548	107,974	96,939
Bank | Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106,179	106,731
Bank | Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,369	1,243
Bank | Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	613	748
Bank | Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	153	16
Bank | Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	70	41
Bank | Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	533	438
Bank | Corporate and institutional | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	67,573	68,384
Bank | Corporate and institutional | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	38,947	38,942
Bank | Corporate and institutional | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,028	648
Bank | Real estate
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,789	25,256
Bank | Real estate | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,708	25,167
Bank | Real estate | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	81	89
Bank | Real estate | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24	23
Bank | Real estate | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	1
Bank | Real estate | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	4
Bank | Real estate | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	54	61
Bank | Real estate | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17,717	19,169
Bank | Real estate | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,995	6,020
Bank | Real estate | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	77	67
Bank | Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	63,420	60,521
Bank | Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	62,379	59,555
Bank | Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,041	966
Bank | Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	498	659
Bank | Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	105	15
Bank | Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	68	37
Bank | Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	370	255
Bank | Commercial and industrial loans | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	31,720	30,156
Bank | Commercial and industrial loans | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30,898	29,890
Bank | Commercial and industrial loans | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	802	475
Bank | Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20,545	20,934
Bank | Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20,299	20,771
Bank | Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	246	163
Bank | Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	90	41
Bank | Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	45	0
Bank | Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	0
Bank | Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	109	122
Bank | Financial institutions | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17,445	18,209
Bank | Financial institutions | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,951	2,619
Bank | Financial institutions | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	149	106
Bank | Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	794	1,263
Bank | Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	793	1,238
Bank | Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	25
Bank | Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	25
Bank | Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Governments and public institutions | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	691	850
Bank | Governments and public institutions | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	103	413
Bank | Governments and public institutions | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	127,471	125,804	SFr 115,601
Bank | Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	126,677	125,183
Bank | Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	794	621
Bank | Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	412	301
Bank | Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30	21
Bank | Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28	32
Bank | Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	324	267
Bank | Consumer | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	116,435	111,417
Bank | Consumer | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10,595	14,050
Bank | Consumer | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	441	337
Bank | Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	88,566	84,527
Bank | Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	88,326	84,269
Bank | Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	240	258
Bank | Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	78	97
Bank | Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16	13
Bank | Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8	8
Bank | Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	138	140
Bank | Mortgages | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	79,664	72,844
Bank | Mortgages | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8,697	11,527
Bank | Mortgages | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	205	156
Bank | Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	37,833	39,712
Bank | Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	37,476	39,542
Bank | Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	357	170
Bank | Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	214	81
Bank | Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7	1
Bank | Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	1
Bank | Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	135	87
Bank | Loans collateralized by securities | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	36,028	37,338
Bank | Loans collateralized by securities | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,667	2,288
Bank | Loans collateralized by securities | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	138	86
Bank | Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,072	1,565
Bank | Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	875	1,372
Bank | Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	197	193
Bank | Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	120	123
Bank | Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7	7
Bank | Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19	23
Bank | Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	51	40
Bank | Consumer finance | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	743	1,235
Bank | Consumer finance | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	231	235
Bank | Consumer finance | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	SFr 98	SFr 95